First Trust Multi Cap Value AlphaDEX Fund Expense Example, No Redemption - First Trust Multi Cap Value AlphaDEX Fund - First Trust Multi Cap Value AlphaDEX Fund	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	$ 822